Loan facility (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Nov. 13, 2020
Revolving Credit Facility Maturing December 14, 2025
Disclosure of detailed information about borrowings [line items]
Amounts outstanding on Company's credit facility	$ 24.2	$ 15.4	$ 54.4
Maximum borrowing capacity under borrowing facilities	$ 75.0
Term of credit facility	5 years
Revolving Credit Facility Maturing December 14, 2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - EBITDA to interest expense				2.5
Revolving Credit Facility Maturing December 14, 2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - debt to EBITDA				2.5
Revolving Credit Facility Maturing December 14, 2025 | U.S. Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	1.05%	1.05%
Revolving Credit Facility Maturing December 14, 2025 | Canadian Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	0.55%	0.55%
Loan Facility
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings	$ 30.2